Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2018	May 01, 2018	Jan. 31, 2017	Apr. 30, 2015	Mar. 31, 2015
Temporary Equity [Line Items]
Shares Authorized	100,603,444	0		100,603,444	100,603,444	84,367,215
Issued	100,226,099	0	100,226,099	100,226,099
Outstanding	100,226,099	0		100,226,099
Carrying Value	$ 547,501	$ 0		$ 546,040
Liquidation Value	$ 548,910			548,910
Series A preferred stock
Temporary Equity [Line Items]
Shares Authorized	5,650,759
Issued	5,650,759
Outstanding	5,650,759
Issue Price	$ 0.7829
Conversion Price	0.7661
Dividend	$ 0.0626
Carrying Value	$ 4,451			4,448
Liquidation Value	$ 4,424
Series A-1 preferred stock
Temporary Equity [Line Items]
Shares Authorized	2,212,389
Issued	2,212,389
Outstanding	2,212,389
Issue Price	$ 0.6780
Conversion Price	0.6780
Dividend	$ 0.0542
Carrying Value	$ 1,500			1,498
Liquidation Value	$ 1,500
Series B preferred stock
Temporary Equity [Line Items]
Shares Authorized	31,053,324
Issued	31,049,814
Outstanding	31,049,814
Issue Price	$ 0.8829
Conversion Price	0.8829
Dividend	$ 0.0706
Carrying Value	$ 27,422			27,412
Liquidation Value	$ 27,414
Series B-1 preferred stock
Temporary Equity [Line Items]
Shares Authorized	11,522,655
Issued	11,500,187
Outstanding	11,500,187
Issue Price	$ 0.8829
Conversion Price	0.8829
Dividend	$ 0.0706
Carrying Value	$ 10,114			10,077
Liquidation Value	$ 10,154
Series C preferred stock
Temporary Equity [Line Items]
Shares Authorized	12,875,817
Issued	12,875,817
Outstanding	12,875,817
Issue Price	$ 2.3365
Conversion Price	2.3365
Dividend	$ 0.1869
Carrying Value	$ 29,834			29,604
Liquidation Value	$ 30,084
Series D preferred stock
Temporary Equity [Line Items]
Shares Authorized	12,295,308
Issued	12,295,308
Outstanding	12,295,308
Issue Price	$ 4.6393
Conversion Price	4.6393
Dividend	$ 0.3711
Carrying Value	$ 57,197			57,147
Liquidation Value	$ 57,042
Series E preferred stock
Temporary Equity [Line Items]
Shares Authorized	8,756,960
Issued	8,756,960
Outstanding	8,756,960
Issue Price	$ 13.1324
Conversion Price	13.1324
Dividend	$ 1.0506
Carrying Value	$ 113,965			112,910
Liquidation Value	$ 115,000
Series F preferred stock
Temporary Equity [Line Items]
Shares Authorized	16,236,232
Issued	15,884,865
Outstanding	15,884,865
Issue Price	$ 19.0931
Conversion Price	19.0931
Dividend	$ 1.5274
Carrying Value	$ 303,018			$ 302,944
Liquidation Value	$ 303,292